Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	$ (61,672)	$ (43,328)	$ 30,467
United States [Member]
Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	(63,831)	(52,598)	17,018
International [Member]
Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	$ 2,159	$ 9,270	$ 13,449